UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Leucadia National Corporation
Address:  315 Park Avenue South, 20th Floor
          New York, NY  10010


Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph A. Orlando
Title:   Vice President and Chief Financial Officer
Phone:   212-460-1900

Signature, Place, and Date of Signing:

/s/ Joseph A. Orlando              New York, NY             February 11, 2005
---------------------------  -------------------------    ----------------------
    [Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager:

      Dalton Investments
      RCG Baldwin, LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
Form 13F Information Table Entry Total:             11
Form 13F Information Table Value Total:       $308,579


List of Other Included Managers:

No.             Form 13F File Number           Name
---             --------------------           ----

1                                              Dalton Investments
2                                              RCG Baldwin, LP

                           FORM 13F INFORMATION TABLE

             Col. 1                       Col. 2              Col. 3           Col. 4                       Col. 5
             ------                       ------              ------           ------        ---------------------------------
                                                                               Value         Shrs or          Sh/         Put/
         Name of Issuer               Title of Class          Cusip           (x$1000)       Prn Amt          Prn         Call
         --------------               --------------          -----           --------       -------          ---         ----
Accelrys Inc                                 COM           00430U 10 3            272         34,917          SH
Dobson Commuciations Corp                    CL A          256069 10 5            455          1,000          SH
FEI Co                                       COM           30241L 10 9            557         26,515          SH
International Assets Holding Co              COM           459028 10 6          9,059      1,196,665          SH
Parkervision Inc                             COM           701354 10 2         10,001      1,123,680          SH
Redback Networks                             COM           757209 50 7            138         25,786          SH
Safety Insurance Group, Inc.                 COM           78648T 10 0         18,925        604,054          SH
Symyx Technologies, Inc.                     COM           87155S 10 8            602         20,000          SH
USA Mobility, Inc.                           COM           90341G 10 3         25,784        730,217          SH
Veeco Instruments Inc.                       COM           922417 10 0            536         25,420          SH
White Mountains Insurance Group Ltd          COM           G9618E 10 7        242,250        375,000          SH



** TABLE CONTINUED...**



                                                                                       Col. 8
             Col. 1                        Col. 6        Col. 7         ----------------------------------
             ------                        ------        ------                   Voting Authority
                                         Investment       Other         ----------------------------------
         Name of Issuer                  Discretion     Managers        Sole           Shared         None
         --------------                  ----------     --------        ----           ------         ----
Accelrys Inc                                 SOLE                      34,917
Dobson Commuciations Corp                    DEFINED          1                         1,000
FEI Co                                       SOLE                      26,515
International Assets Holding Co              SOLE                   1,196,665
Parkervision Inc                             SOLE                   1,123,680
Redback Networks                             DEFINED          2                        25,786
Safety Insurance Group, Inc.                 SOLE                     604,054
Symyx Technologies, Inc.                     SOLE                      20,000
USA Mobility, Inc.                           SOLE                     730,217
Veeco Instruments Inc.                       SOLE                      25,420
White Mountains Insurance Group Ltd          SOLE                     375,000



** TABLE COMPLETE **